Convertible Notes Payable (Details) - USD ($)			12 Months Ended
	May 05, 2021	Dec. 04, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2021	Feb. 04, 2021	Dec. 18, 2020	Dec. 10, 2020
Debt Instrument [Line Items]
Fair value of the embedded derivative				$ 2,817,000
Loss from change in fair value of debt				437,000
2020 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount					$ 4,875,000	$ 4,875,000	$ 5,125,000	$ 5,125,000
Interest rate			8.00%
Interest expense			$ 210,000	15,000
2020 Convertible Promissory Notes | Series B Preferred Stock
Debt Instrument [Line Items]
Number of shares issued in conversion	1,007,965
Convertible note payable	$ 10,228,000
Fair value of the embedded derivative	$ 5,497,000
2019 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount		$ 3,000
Interest rate		5.00%
Convertible note payable				3,612,000
Interest expense			$ 53,000	$ 150,000
2019 Convertible Promissory Notes | Series B Preferred Stock
Debt Instrument [Line Items]
Interest rate	30.00%
Number of shares issued in conversion		254,899